Organization and Nature of Operations (Details) ¥ in Millions, $ in Millions		6 Months Ended
	Jan. 07, 2021	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)
Organization and Nature of Operations [Line Items]
Incorporated date		Jul. 16, 2020
Effective service agreement	20 years	20 years
Percentage of technical service fees		50.00%
Voting rights proxy agreement	20 years
Shengfeng VIE [Member]
Organization and Nature of Operations [Line Items]
Paid-in capital		¥ 189.7	$ 27.2